Events Subsequent to the Original Issuance of the Consolidated Financial Statements (Unaudited) - Additional Information (Detail) - USD ($) $ in Millions	Oct. 28, 2020	Sep. 07, 2020	May 25, 2020	May 15, 2020	Apr. 27, 2020	Apr. 24, 2020
Subsequent Event [Line Items]
Accounts receivable securitization facility	$ 120.0
Subsequent Event
Subsequent Event [Line Items]
Loan agreement, aggregate principal amount			$ 2.8
Loan agreement, interest rate			1.82
Debt instrument, maturity date			May 27, 2029
Subsequent Event | Take 5 Acquisition [Member]
Subsequent Event [Line Items]
Receivable from warranty and indemnity policy				$ 7.7
Subsequent Event | Conyers Park Merger Agreement
Subsequent Event [Line Items]
Loan agreement, aggregate principal amount		$ 2,100.0
Percentage of outstanding common stock		61.74%
Percentage of ownership in merger		17.05%
sale of stock	85,540,000	70,000,000
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Borrowings on the revolving loan facility						$ 300.0
Term of the revolving loan facility						3 years
Accounts receivable securitization facility					$ 120.0
Funding threshold					60.00%
Borrowing base of revolving loan facility					$ 200.0
Subsequent Event | Revolving Credit Facility | Conyers Park Merger Agreement
Subsequent Event [Line Items]
Borrowings on the revolving loan facility	$ 400.0